CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Ageing of Trade Receivables) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 2,691,000	$ 2,986,000	$ 3,922,000
Expected credit loss rate	0.00%	0.00%
Not past due [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss rate	0.00%	0.00%
Past due 0-30 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss rate	0.00%	0.10%
Past due 31-120 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss rate	1.50%	4.90%
Greater Than Four Months Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss rate	70.50%	73.00%
Cost [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 15,310,000	$ 15,876,000
Cost [Member] | Not past due [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	8,341,000	8,461,000
Cost [Member] | Past due 0-30 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	1,622,000	2,423,000
Cost [Member] | Past due 31-120 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	1,564,000	1,981,000
Cost [Member] | Greater Than Four Months Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	3,783,000	3,011,000
Accumulated impairment Charge [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	2,691,000	2,986,000
Accumulated impairment Charge [member] | Not past due [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	0	0
Accumulated impairment Charge [member] | Past due 0-30 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	0	1,000
Accumulated impairment Charge [member] | Past due 31-120 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	23,000	97,000
Accumulated impairment Charge [member] | Greater Than Four Months Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 2,668,000	$ 2,888,000